Note 26 - Related Party Transactions	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of related party [text block]

26. Related party transactions

a.     Kyrgyzaltyn

The breakdown of sales transactions in the normal course of business with Kyrgyzaltyn, prior to the loss of control event in respect of the Kumtor Mine, is as follows:

	2021	2020
Gross gold and silver sales to Kyrgyzaltyn	$265,407	$995,111
Deduct: refinery and financing charges	(1,248)	(6,164)
Net revenue received from Kyrgyzaltyn(1)	$264,159	$988,947

(1)	Presented in results from discontinued operations.

b.     Sojitz Corporation

The Endako Mine is operated as a joint operation between the Company, holding a 75% interest, and Sojitz Corporation (“Sojitz”), a Japanese company, holding a 25% interest. The Langeloth Facility which is part of the Molybdenum BU segment sells refined molybdenum concentrate product to Sojitz.

The breakdown of the Company’s transactions in the normal course of business with Sojitz is as follows:

	2021	2020
Sales to Sojitz	$24,780	$12,469
Deduct: commission charges	(305)	(253)
Revenue(1)	$24,475	$12,216

(1)	Amount receivable from Sojitz as at December 31, 2021 was $2.6 million (December 31, 2020 - $0.3 million).

c.     Transactions with key management personnel

The Company transacts with key management personnel, who have authority and responsibility to plan, direct and control the activities of the Company and receive compensation for services rendered in that capacity. Key management personnel include members of the Board of Directors and members of the senior leadership team.

During the years ended December 31, 2021 and 2020, remuneration to key management personnel was as follows:

Compensation of key management personnel

	2021	2020
Director fees earned and other compensation	$754	$820
Salaries and benefits	7,830	6,354
Share-based compensation	1,894	12,275
Total compensation	$10,478	$19,449